COMMITMENTS AND CONTINGENCIES (Details - Financial performance goals)	Sep. 30, 2025 USD ($) shares
Year End 2021 [Member]
Effect of Fourth Quarter Events [Line Items]
Minimum Annual Nova EBITDA	$ 2,000,000
Cash Annual Bonus	$ 120,000
Year End 2021 [Member] | Series J Preferred Stock [Member]
Effect of Fourth Quarter Events [Line Items]
Stock to be issued, shares | shares	120,000
Year End 2022 [Member]
Effect of Fourth Quarter Events [Line Items]
Minimum Annual Nova EBITDA	$ 2,400,000
Cash Annual Bonus	$ 150,000
Year End 2022 [Member] | Series J Preferred Stock [Member]
Effect of Fourth Quarter Events [Line Items]
Stock to be issued, shares | shares	135,000
Year End 2023 [Member]
Effect of Fourth Quarter Events [Line Items]
Minimum Annual Nova EBITDA	$ 3,700,000
Cash Annual Bonus	$ 210,000
Year End 2023 [Member] | Series J Preferred Stock [Member]
Effect of Fourth Quarter Events [Line Items]
Stock to be issued, shares | shares	150,000
Year End 2024 [Member]
Effect of Fourth Quarter Events [Line Items]
Minimum Annual Nova EBITDA	$ 5,500,000
Cash Annual Bonus	$ 300,000
Year End 2024 [Member] | Series J Preferred Stock [Member]
Effect of Fourth Quarter Events [Line Items]
Stock to be issued, shares | shares	180,000
Year End 2025 [Member]
Effect of Fourth Quarter Events [Line Items]
Minimum Annual Nova EBITDA	$ 8,000,000
Cash Annual Bonus	$ 420,000
Year End 2025 [Member] | Series J Preferred Stock [Member]
Effect of Fourth Quarter Events [Line Items]
Stock to be issued, shares | shares	210,000